Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

11. Long-term Debt and Capital Lease Obligations

As of December 31, 2014 and December 31, 2013, long-term debt and capital lease obligations consisted of the following:

	2014	2013
Amended 2012 Credit Agreement	$2,900,222	$2,707,145
Senior Notes	5,514,947	4,824,753
Equity-neutral convertible bonds	451,653	-
Euro Notes(1)	-	46,545
European Investment Bank Agreements(2)	-	193,074
Accounts receivable facility	341,750	351,250
Capital lease obligations	40,991	24,264
Other	144,321	111,259
Long-term debt and capital lease obligations	$9,393,884	$8,258,290
Less current maturities	(313,607)	(511,370)
Long-term debt and capital lease obligations, less current portion	$9,080,277	$7,746,920

(1) The Euro Notes were fully paid on October 27, 2014.
(2) The remaining two loans under the European Investment Bank Agreements were repaid on their maturity in February 2014.

The Company's long-term debt as of December 31, 2014, all of which ranks equally in rights of payment, are described as follows:

Amended 2012 Credit Agreement

The Company originally entered into a syndicated credit facility of $3,850,000 and a 5 year period (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000 and extend the term for an additional two years until October 30, 2019.

As of December 31, 2014, the Amended 2012 Credit Agreement consists of:

  A 5-year revolving credit facility of approximately $1,500,000 comprising a $1,000,000 revolving facility and a €400,000 revolving facility, which will be due and payable on October 30, 2019.
  A 5-year term loan facility of $2,500,000, also scheduled to mature on October 30, 2019. Quarterly repayments of $50,000 beginning in January 2015 are required with the remaining balance outstanding due October 30, 2019.
  A 5-year term loan facility of €300,000 scheduled to mature on October 30, 2019. Quarterly repayments of €6,000 beginning in January 2015 are required with the remaining balance outstanding due October 30, 2019.

Interest on the credit facilities is, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the Amended 2012 Credit Agreement plus an applicable margin. At December 31, 2014, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 1.61%. The euro-denominated tranche had an interest rate of 1.42%.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its consolidated funded debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the Amended 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the Amended 2012 Credit Agreement would be reduced by portions of the net cash proceeds received from certain sales of assets.

Obligations under the Amended 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The Amended 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances these covenants limit indebtedness, investments, and restrict the creation of liens. Under the Amended 2012 Credit Agreement the Company is required to comply with a maximum consolidated leverage ratio (ratio of consolidated funded debt less cash and cash equivalents held by the Consolidated Group to consolidated EBITDA). Additionally, the Amended 2012 Credit Agreement provides for a limitation on dividends, share buy-backs and similar payments. Dividends to be paid are subject to an annual basket, which is €360,000 ($437,076 at December 31, 2014) for 2015, and will increase in subsequent years. Additional dividends and other restricted payments may be made subject to the maintenance of a maximum leverage ratio.

In default, the outstanding balance under the Amended 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders.

The Company incurred fees of approximately $19,265 in conjunction with the Amended 2012 Credit Agreement. Unamortized fees related to the 2012 Credit Agreement of approximately $13,436, together with the newly capitalized fees of $5,829, will be amortized over the term of the Amended 2012 Credit Agreement.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2014 and 2013:

	Maximum Amount Available 2014		Balance Outstanding 2014

Revolving Credit USD	$1,000,000	$1,000,000	$35,992	$35,992
Revolving Credit EUR	€400,000	$485,640	€-	$-
USD Term Loan	$2,500,000	$2,500,000	$2,500,000	$2,500,000
EUR Term Loan	€300,000	$364,230	€300,000	$364,230
		$4,349,870		$2,900,222

	Maximum Amount Available 2013		Balance Outstanding 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
USD Term Loan	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145

In addition, at December 31, 2014 and December 31, 2013, the Company had letters of credit outstanding in the amount of $6,893 and $9,444, respectively, under the revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the respective revolving credit facility.

Senior Notes

At December 31, 2014, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Face Amount	Maturity	Coupon	Book value 2014	Book value 2013
FMC Finance VI S.A. 2010	€250,000	July 15, 2016	5.50%	$302,537	$342,944

FMC Finance VIII S.A. 2011(1)	€100,000	October 15, 2016	3.58%	$121,410	$137,910
FMC US Finance, Inc. 2007	$500,000	July 15, 2017	6 7/8%	$497,781	$496,894
FMC Finance VIII S.A. 2011	€400,000	September 15, 2018	6.50%	$482,097	$546,531
FMC US Finance II, Inc. 2011	$400,000	September 15, 2018	6.50%	$397,084	$396,297
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	$800,000	$800,000
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	$303,525	$344,775
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020	4.125%	$500,000	$-
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	$646,283	$645,672
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	$364,230	$413,730
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	$700,000	$700,000
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	$400,000	$-
				$5,514,947	$4,824,753

(1) This note carries a variable interest rate which was 3.58% at December 31, 2014.

In October 2014, FMC US Finance II, Inc. issued $500,000 and $400,000 dollar-denominated senior notes (“the 2014 Senior Notes”), the proceeds of which were used to repay Term Loan A-2 under our 2012 Credit Agreement, which was established on July 1, 2014 to finance the investment in Sound and fully repaid on October 29, 2014, as well as other short term debt, and for acquisitions and general corporate purposes. The 2014 Senior Notes were issued at par.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and by FMCH and Fresenius Medical Care Deutschland GmbH (“D-GmbH”), ( together with FMCH, the “Guarantor Subsidiaries”). The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. At December 31, 2014, the Company was in compliance with all of its covenants under the Senior Notes.

Equity-neutral Convertible Bonds

On September 19, 2014, the Company issued €400,000 ($514,080) principal amount of equity-neutral convertible bonds (the “Convertible Bonds”) which have a coupon of 1.125% and are due on January 31, 2020. The bonds were issued at par with the initial conversion price based upon the predetermined share price of €73.6448. Beginning November 2017, bond holders can exercise the conversion rights embedded in the bonds at certain dates. In order to fully offset the economic exposure from the conversion feature, the Company purchased call options on its shares (“Share Options”). Any increase of the Company's share price above the conversion price would be offset by a corresponding value increase of the Share Options. The Company will amortize the cost of these options, €29,600 ($38,042 at December 31, 2014), and various other offering costs over the life of the bonds, effectively increasing the total interest rate to 2.611%. We used the net proceeds of $470,976 for general corporate purposes. The Convertible Bonds are jointly and severally guaranteed by FMCH and D-GmbH.

Accounts Receivable Facility

The Company refinanced the A/R Facility on November 24, 2014 for a term expiring on November 24, 2017 with the available borrowings at $800,000. The following table shows the available and outstanding amounts under the A/R Facility at December 31, 2014 and December 31, 2013.

	Maximum Amount Available		(1)	Balance Outstanding
	2014	2013		2014	2013

A/R Facility	$800,000	$800,000		$341,750	$351,250

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

The Company also had letters of credit outstanding under the A/R Facility in the amount of $66,622 at December 31, 2014 and $65,622 at December 31, 2013. These letters of credit were not included above as part of the balance outstanding at December 31, 2014; however, they reduce available borrowings under the A/R Facility.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2014 was 1.052%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2014 and 2013, in conjunction with certain acquisitions and investments, the Company had pending payments of purchase considerations totaling approximately $34,973 and $94,084, respectively, of which $31,369 and $60,036, respectively, were classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the Amended 2012 Credit Agreement, Senior Notes, the Convertible Bonds, the A/R Facility, capital leases and other borrowings for the five years subsequent to December 31, 2014 and thereafter are:

2015	$313,607
2016	701,714
2017	1,099,976
2018	1,120,753
2019	3,089,452
Thereafter	3,116,570
$9,442,072